Note 21 - Disposal Group Held For Sale	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21
       Disposal group held for sale

On
July 12, 2016
the Group entered into a Share sale agreement with SH Mineral Investments Proprietary Limited (“SH Minerals”) to sell the shares of Eersteling Gold Mining Company Limited (“Eersteling”), a South African subsidiary consolidated as part of the Group, that has been on care and maintenance since
1997.
It was agreed that the purchase price be settled through a non-refundable deposit of
ZAR5
million and a once off payment of
$3
million. By
December 31, 2017
ZAR2
million of the non-refundable deposit was received and the agreement had expired.

On
May 31, 2018
the Group entered into a new agreement to amend the initial share sale agreement. The amended share sale agreement allowed for a purchase price of $
3
million settled through
three
payments of
$1
million payable on the completion date,
12
and
18
months after the completion date. The share sale agreement was suspensive, subject to the conclusion of the rock dump sale (refer note
10
) and for SH Minerals to obtain funding for the purchase price for the sale. In
February 2019
an amount of
ZAR13
million (
$1
million) was received as payment towards the purchase price. The payment received in
February 2019
effectively transferred the registered and beneficial ownership of Eersteling to SH Minerals and the Group relinquished control.

As at
December 31, 2018,
management concluded that the Eersteling disposal group will be recovered principally through a sale transaction rather than through continuing use and that the sale of Eersteling had become highly probable as one
of the
two
suspensive conditions in the new share sale agreement had been met.

As at
December 31, 2018
the disposal group held for sale was stated at its carrying amount.

	2018	2017
Non-current assets
Property, plant, and equipment	214	—

Current assets
Trade and other receivables	80	—
Cash and cash equivalents	2	—
Assets held for sale	296	—

Non-current liabilities
Rehabilitation provision	602	—

Current liabilities
Trade and other payables	7	—
Liabilities associated with assets held for sale	609	—

Cumulative income accounted for through other comprehensive income as part of the Foreign Currency Translation Reserve amounted to
$2,197
as at
December 31, 2018.